Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other income/(expenses)

	2020	2019	2018
Net loss on sale/disposal of property and equipment	—	(1)	(120)
IPO expenses and IPO related bonuses (a)	(2,169)	—	—
Other	129	67	78

Other income/(expenses)	(2,040)	66	(42)

(a)
IPO expenses and IPO related bonuses were recognized related to the Company’s Initial Public Offering concluded on January 21, 2021 (see note 28). The amount was considered according to the costs allocated to the secondary offering and includes US$ 1,665 of IPO related bonuses and US$ 504 in other expenses.